Retirement Benefit Plans - Schedule of Defined Benefit Pension Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Equity securities (as a percent)	24.00%	31.00%
Debt securities (as a percent)	56.00%	47.00%
Real estate and other (as a percent)	20.00%	22.00%
Quoted
Disclosure of fair value of plan assets [line items]
Equity securities	$ 440	$ 559
Debt securities	1,033	847
Real estate and other	55	100
Unquoted
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Debt securities	0	0
Real estate and other	$ 306	$ 303